Contracts in Process - Additional Information (Detail)	Dec. 31, 2013
Contractors [Abstract]
Percentage of unbilled contract receivables billed and collected within one year	95.00%
Percentage of incurred costs billed, minimum	75.00%
Percentage of incurred costs billed, maximum	80.00%